Commitments and Contingencies - Additional Information (Detail) - USD ($)			7 Months Ended
	Dec. 05, 2020	Dec. 04, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 21, 2020	Dec. 31, 2019
Common stock, shares authorized (in shares)			210,956,516	1,000,000,000		14,063,768
Ordinary shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Letters of credit outstanding amount			$ 1,300,000	$ 1,300,000		$ 1,600,000
Non-cancelable purchase commitments			0			$ 400,000
Media Relation [Member]
Cash Fee Payable until Consummation of A Business Combination		$ 15,000
Cash Fee Payable at the closing of The Business Combination		200,000
Cash Fee Payable as a Discretionary Performance Bonus Upon Consummation of A Business Combination		$ 200,000
Media Relation [Member] | Accrued Liabilities [Member]
Other Noninterest Expense			$ 4,839
Colonnade Acquisition Corp.
Percentage of holders entitled to make demands			40.00%
Underwriting fee, per unit			$ 0.35
Deferred underwriting fees payable			$ 7,000,000
Colonnade Acquisition Corp. | CO Placement Agent [Member]
Percentage of Cash fee amount agreed to Pay	50.00%	50.00%
Percentage of gross Proceeds of the Sale of Available for Sale Securities Equity	3.50%	3.50%
Minimum Fee Payable Under Agreement	$ 2,200,000	$ 1,000,000
Reimbursable Expenses under Agreement		$ 50,000
Cash Fee Payable at the closing of The Business Combination	$ 2,800,000
Colonnade Acquisition Corp. | Ouster Pub Co Common Stock [Member] | Merger Agreement [Member]
Common stock, shares authorized (in shares)			1,500,000,000
Ordinary shares, par value			$ 10.00